Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Investment incremental percentage	1.00%
Maximum investment percentage	50.00%
EPB 002
EBP, Description of Plan [Line Items]
Number of hours | h	1
Minimum annual contribution to eligible compensation, percentage	1.00%
Maximum annual contribution to eligible compensation, percentage	30.00%
Automatic deferral rate, annual increase	1.00%
Pretax, maximum annual compensation to total compensation, percentage	30.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Additional participant compensation matched, percentage	3.00%
Contribution vesting percentage	33.3333%
Contribution vesting service period	3 years
Forfeited nonvested account, decrease from employer contribution		$ 564,672
Forfeitures available to be allocated	$ 1,496,284	$ 810,904
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Retirement age | h	55
EPB 002 | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Annual contribution to eligible compensation, after tax, percentage	1.00%
EPB 002 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Annual contribution to eligible compensation, after tax, percentage	5.00%